Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flow from operating activities
Net loss for the year	€ (389,119)	€ (253,064)	€ (411,036)
Adjustments to reconcile consolidated net loss to net cash flows:
Income tax expense/(benefits)	334	(326)	709
Net interest (income) / expense	(4,813)	958	4,289
Depreciation, amortization and impairment	12,694	8,267	6,476
Share listing expense			111,109
Expenses for other share-based payments	22,539	24,261	61,378
Net losses from the disposal of intangibles and PP&E		17
Share of loss in a joint venture / associate	2,370	2,823	848
Gain on dilution in investment in joint venture / associate		(1,179)
Fair value and foreign exchange changes of financial instruments and expected credit losses	120,592	(29,050)	4,625
Net exchange differences	(812)
Income tax paid	(617)	(266)	(196)
Change in provisions	(345)	(1,640)	2,392
Working capital adjustments:
Changes in trade and other payables	10,633	(1,451)	20,517
Change in other assets and liabilities	(5,445)	(6,935)	(16,177)
Cash flow used in operating activities	(231,989)	(257,585)	(215,066)
Cash flow from investing activities
Purchases of intangible assets	(79)	(200)	(1,597)
Purchases of and advance payments on property, plant and equipment	(28,671)	(8,942)	(17,099)
Disposals of intangible assets, property, plant and equipment			1
Proceeds from short-term investments	110,000	319,773	50,000
Payments for short-term investments	(200,000)	(120,000)	(220,006)
Payments for acquisition of an associate			(13,680)
Payment for acquisition of equity instruments	(5,159)
Payments for promissory notes			(1,051)
Interest paid		(466)
Interest received	4,160	129	6
Cash flow (used in) / from investing activities	(119,749)	190,294	(203,426)
Cash flow from financing activities
Proceeds from share capital increase and issue of warrants - CMPO & 2023 PIPE	104,409
Proceeds from issue of May 2023 Warrants	159,227
Proceeds from share capital increase and issue of warrants - RDO & 2022 PIPE		113,971
Proceeds from other share capital increase - ELOC		12,498
Proceeds from the Reorganization			83,393
Proceeds from the 2021 PIPE capital increase			381,208
Proceeds from exercise of May 2023 Warrants	1,091
Proceeds from convertible loans			1,850
Proceeds from other share capital increase and capital contributions	290	288	7
Payments of transaction costs for capital contributions	(6,112)	(7,402)	(2,227)
Proceeds from sale of shares held in treasury		983
Payment for foreign exchange contract			(423,372)
Proceeds from foreign exchange contract			407,840
Principal elements of lease payments	(3,425)	(2,720)	(1,781)
Interest paid	(604)	(534)	(734)
Cash flow from financing activities	254,876	117,084	446,184
Cash-based changes in cash and cash equivalents	(96,862)	49,793	27,692
Effect of foreign exchange rate changes on cash and cash equivalents	789	(13)	20
Effect of change in expected credit loss provisions		(55)
Net (decrease) / increase in cash and cash equivalents	(96,073)	49,725	27,712
Cash and cash equivalents at the beginning of the year	179,581	129,856	102,144
Cash and cash equivalents at the end of the year	€ 83,508	€ 179,581	€ 129,856